INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax asset from operating losses carry-forwards	$ 7,018	$ 36,003
Valuation allowance	(7,018)	(36,003)
Deferred tax asset, net